Expense Example - Global X Funds - Global X Stablecoin & Tokenization Ecosystem ETF - Global X Stablecoin & Tokenization Ecosystem ETF Class	Apr. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160